UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21652
                                      ---------

                     Fiduciary/Claymore MLP Opportunity Fund
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               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL    60532
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              (Address of principal executive offices)   (Zip code)

                                Nicholas Dalmaso

                   2455 Corporate West Drive, Lisle, IL 60532
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: February 29, 2008
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

NUMBER OF SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------------
                      MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES - 163.6%
                      CONSUMER DISCRETIONARY - 0.8%
           183,105    StoneMor Partners, L.P.                                       $      3,400,260
                                                                                    -----------------

                      COAL - 12.2%
           848,700    Alliance Holdings GP, L.P.                                          19,613,457
           310,800    Alliance Resource Partners, L.P.                                    11,785,536
         1,145,621    Clearwater Natural Resources, L.P.
                      (Acquired 08/01/05 and 10/02/06, Cost $22,912,423) (a) (b) (c)      11,456,210
               123    Clearwater GP Holding Co.
                      (Acquired 02/29/08, Cost $154,000) (a) (b) (c)                         154,000
           170,600    Natural Resource Partners, L.P.                                      5,472,848
                                                                                    -----------------
                                                                                          48,482,051
                                                                                    -----------------

                      MARINE TRANSPORTATION - 1.7%
            36,000    Teekay LNG Partners, L.P. (Marshall Island)                          1,081,800
            15,603    Teekay Offshore Partners, L.P. (Marshall Island)                       395,224
           457,726    U.S. Shipping Partners, L.P.                                         5,140,263
                                                                                    -----------------
                                                                                           6,617,287
                                                                                    -----------------

                      MIDSTREAM GAS INFRASTRUCTURE - 68.7%
           129,300    Atlas Pipeline Partners, L.P.                                        5,727,990
         1,692,804    Copano Energy, L.L.C.                                               61,702,706
           656,637    Crosstex Energy, L.P.                                               20,756,296
           387,534    Crosstex Energy, L.P., Senior Subordinated Series D Units
                      (Acquired 03/23/07, Cost $10,050,005) (a) (b) (c)                   10,523,377
           635,480    DCP Midstream Partners, L.P.                                        23,042,505
           515,300    El Paso Pipeline Partners L.P.                                      12,078,632
         1,620,580    Energy Transfer Partners, L.P.                                      77,658,194
           544,280    Enterprise Products Partners L.P.                                   16,856,352
           255,700    Hiland Partners, L.P.                                               12,961,433
           226,194    Markwest Energy Partners, L.P.                                       7,803,693
           206,918    Targa Resources Partners L.P.                                        5,015,692
           426,400    Williams Partners, L.P.                                             15,832,232
           175,000    Williams Pipeline Partners, L.P. (c)                                 3,465,000
                                                                                    -----------------
                                                                                         273,424,102
                                                                                    -----------------

                      MIDSTREAM OIL INFRASTRUCTURE - 60.1%
           433,245    Enbridge Energy Partners, L.P.                                      21,653,585
           463,730    Genesis Energy, L.P.                                                 9,970,195
           250,000    Global Partners, L.P.                                                6,830,000
           498,000    Holly Energy Partners, L.P. (e)                                     20,457,840
           467,450    Kinder Morgan Energy Partners, L.P.                                 26,859,677
           468,602    Kinder Morgan Management, L.L.C. (d)                                25,543,495
         1,481,086    Magellan Midstream Partners, L.P.                                   64,145,835
           266,600    NuStar GP Holdings, L.L.C.                                           7,235,524
         1,176,651    Plains All American Pipeline, L.P.                                  56,185,085
                                                                                    -----------------
                                                                                         238,881,236
                                                                                    -----------------

                      OIL AND GAS PRODUCTION - 11.8%
           571,150    Abraxas Petroleum Corp. (c)                                          2,141,812
           525,211    Abraxas Energy Partners, L.P. (Acquired 05/25/07,
                      Cost $8,276,275) (a) (b)                                             8,750,015
           778,888    BreitBurn Energy Partners L.P. (Acquired 11/01/07,
                      Cost $21,029,976) (a) (b)                                           16,080,665
           302,595    EV Energy Partner, L.P.                                              8,542,257
           498,465    Linn Energy L.L.C.                                                  11,365,002
                                                                                    -----------------
                                                                                          46,879,751
                                                                                    -----------------

                      PROPANE - 8.3%
           522,900    Inergy Holdings, L.P.                                               23,112,180
           338,900    Inergy, L.P.                                                         9,899,269
                                                                                    -----------------
                                                                                          33,011,449
                                                                                    -----------------

                      TOTAL MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES
                      (Cost $450,488,092)                                                650,696,136
                                                                                    -----------------

                      INCENTIVE DISTRIBUTION RIGHTS - 0.0%
                43    Clearwater Natural Resources, L.P. (Acquired 08/01/05,
                      Cost $0) (a) (b) (c)                                                         -
                                                                                    -----------------

                      WARRANTS - 0.1%
           114,230    Abraxas Petroleum Corp. (Acquired 5/25/07,
                      Cost $0) (a) (b) (c)                                                   237,004
                                                                                    -----------------

PRINCIPAL VALUE                                                                                VALUE
-----------------------------------------------------------------------------------------------------
                      SHORT TERM INVESTMENTS - 1.7%
                      U.S. GOVERNMENT AND AGENCY SECURITIES - 1.7%
       $ 6,800,000    Federal Home Loan Bank Discount Note, yielding  1.70%,
                      maturing 03/03/08 (Amortized cost $6,799,358)                        6,799,358
                                                                                    -----------------

                      TOTAL INVESTMENTS - 165.4%
                      (Cost $457,287,450)                                                657,732,498
                      Borrowings Outstanding - (44.0% of Net Assets or 26.6% of
                      Total Investments)                                                (175,000,000)
                      Liabilities in Excess of Other Assets - (21.4%)                    (84,965,560)
                                                                                    -----------------
                      NET ASSETS  - 100.0%                                          $    397,766,938
                                                                                    =================

-----------------------------------------------------------------------------------------------------
L.L.C. Limited Liability Company
L.P. Limited Partnership
MLP Master Limited Partnership

(a) Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, restricted securities aggregate market value amounted to $47,201,271 or 11.9% of net assets.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $47,201,271 which represents 11.9% of net assets.

(c)  Non-income producing security.

(d)  While non-income producing, security makes regular in-kind distributions.

(e)  Affiliated company.

See previously submitted Notes to Financial Statements for the period ended
November 30, 2007.

                  Country Allocation*
                  --------------------------------------------------------------
                  United States                                            99.8%
                  Marshall Island                                           0.2%

               *  Subject to change daily.  Based on total investments.


INTEREST RATE SWAP AGREEMENTS

                               TERMINATION      NOTIONAL                                     UNREALIZED APPRECIATION/
COUNTERPARTY                          DATE    AMOUNT (000)      RATE PAID   RATE RECEIVED               (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch                      1/30/13      $ 30,000            3.49%   1 - Month LIBOR              $     64,975
Merrill Lynch                      1/30/11      $ 30,000            3.05%   1 - Month LIBOR                   (64,462)
Morgan Stanley                      2/7/11      $ 30,000            2.92%   1 - Month LIBOR                    48,092
                                                                                                         ------------
                                                                                                         $     48,605
                                                                                                         ============
For each swap noted, the Fund pays a fixed rate and receives a floating rate.

--------------------------------------------------------------------------------

AFFILIATED COMPANIES

Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a Fund holds 5% or more of the outstanding voting securities. As of February 29, 2008, the Fund owned shares of the following affiliated companies:

                                              MARKET VALUE
SECURITY                         SHARES         2/29/2008         COST
----------------------------------------------------------------------------
Holly Energy Partners, L.P.        498,000    $ 20,457,840   $ 16,061,848

--------------------------------------------------------------------------------

RESTRICTED SECURITIES
                                                                                                VALUE PER SHARE AT
                                       ACQUISITION                                FAIR MARKET      ACQUISITION DATE    2/29/2008
Security                                   DATE         SHARES     CURRENT COST       VALUE      (UNRESTRICTED)***       PRICE
-----------------------------------------------------------------------------------------------------------------------------------
Abraxas Energy Partners, L.P.           5/25/2007      525,211    $  8,276,275   $  8,750,015        $    16.66       $    16.66
Abraxas Petroleum Corp.*                5/25/2007      114,230    $          -   $    237,004               n/a       $     2.07
BreitBurn Energy Partners, L.P.         11/1/2007      778,888    $ 21,029,976   $ 16,080,665        $    27.00       $    20.65
Clearwater GP Holding Co.               2/29/2008          123    $    154,000   $    154,000        $ 1,252.03       $ 1,252.03
Clearwater Natural Resources, L.P.**     8/1/2005           43    $          -   $          -        $        -       $        -
Clearwater Natural Resources, L.P.       8/1/2005      892,857    $ 17,857,143   $  8,928,570               n/a       $    10.00
Clearwater Natural Resources, L.P.      10/2/2006      252,764    $  5,055,280   $  2,527,640               n/a       $    10.00
Crosstex Energy, L.P., Series D         3/23/2007      387,534    $ 10,050,005   $ 10,523,377        $    34.65       $    27.15

n/a - not applicable
*Warrants

**Incentive Distribution Rights

***Valuation of unrestricted common stock on the acquisition date of the restricted shares

--------------------------------------------------------------------------------

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at February 29, 2008
Description                      Securities    Derivatives    Total
                                 ----------    -----------    -----
(value in $000s)
Level 1                          $ 603,732     $      -     $603,732
Level 2                             33,403           49       33,452
Level 3                             20,360          237       20,597
                                 ---------     ---------    --------
Total                            $ 657,495     $    286     $657,781
                                 =========     =========    ========


Level 3 holdings                Securities    Derivatives    Total
                                ----------    -----------    -----
Beginning Balance at 11/30/07     $ 20,206         $ 212    $ 20,418
Total Realized Gain/Loss                 -             -           -
Change in Unrealized Gain/Loss           -            25          25
Net Purchases and Sales                154             -         154
Net Transfers In/Out                     -             -           -
                                  --------         -----    --------
Ending Balance at 2/29/08         $ 20,360         $ 237    $ 20,597
                                  ========         =====    ========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
--------------------------------------------------------------------------------

By:     /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
        Nicholas Dalmaso
        Chief Legal and Executive Officer

Date:  April 29, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Nicholas Dalmaso
     ---------------------------------------------------------------------------
        Nicholas Dalmaso
        Chief Legal and Executive Officer

Date:   April 29, 2008
      --------------------------------------------------------------------------

By:     /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   April 29, 2008
      --------------------------------------------------------------------------